Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2023
Restatement Determination Date:: 2023-12-31
Erroneously Awarded Compensation Recovery
Restatement does not require Recovery	The difference does not relate to a financial metric used to determine any of the Registrant’s incentive-based compensation and due to its nature does not impact total shareholder return metrics used in compensation arrangements. Therefore, the Registrant concluded that no recovery was required under the Registrant’s Executive Compensation Clawback Policy attached to this Form 40-F as Exhibit 97.